                        SUPPLEMENT DATED MAY 1, 2019 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Specifically, this supplement provides updates with respect to the following:

    a. Notice Regarding Fund and Portfolio Shareholder Reports
    b. Fee Increase for Certain Living Benefit Riders
    c. Asset Allocation Model Update

Please read the supplement carefully and keep it with your prospectus for future reference.

    a. Notice Regarding Fund and Portfolio Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

    b. Fee Increase for Certain Living Benefit Riders

       i. Fee Increase for Lifetime Income Plus

Effective on and after July 15, 2019, the charge for the Lifetime Income Plus guaranteed withdrawal benefit rider will increase, on an annual basis, to 1.25% upon a reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract or rider was issued.

Impacted contract owners will receive written notice in advance of their contract anniversaries informing them of their options as well as a discussion of certain circumstances in which a reset would not be in their best interest. Contract owners whose riders automatically reset will have the opportunity to opt-out of the automatic reset and the resulting rider charge increase. Contract owners who have to request a manual reset will have the opportunity to reset and, if they do reset, will incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send the first notice.

19781CBNY SUPP 5/1/19
       ii.Fee Increase for Lifetime Income Plus 2007

Effective on and after July 15, 2019, the charge for the Lifetime Income Plus 2007 guaranteed withdrawal benefit rider will increase, on an annual basis, to 1.25% upon a reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract or rider was issued.

Impacted contract owners will receive written notice in advance of their contract anniversaries informing them of their options as well as a discussion of certain circumstances in which a reset would not be in their best interest. Contract owners whose riders automatically reset will have the opportunity to opt-out of the automatic reset and the resulting rider charge increase. Contract owners who have to request a manual reset will have the opportunity to reset and, if they do reset, will incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send the first notice.

If there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. The Withdrawal Base, however, is just one element used to calculate your Withdrawal Limit. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Withdrawal Limit, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

       c. Asset Allocation Program -- Model Update

Effective after the close of business July 19, 2019, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                         Current through July 19, 2019

                                                    Portfolios                      Model A Model B Model C Model D Model E
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio --
                                 Service Class 2                                       1%      2%      3%      4%      5%
                                 ------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock
                                 Portfolio -- Service Class Shares                     1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B             1%      2%      3%      4%      5%
                                 ------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund --
                                 Class 1                                               1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio --
                                 Class 1                                               5%      9%     14%     18%     23%
                                 ------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund(R)/VA -- Service
                                 Shares                                                5%      9%     14%     18%     23%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service
                                 Class 2                                               1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio
                                 -- Class 1                                            1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio
                                 -- Class 1                                            0%      1%      1%      2%      2%
                                 ------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Small Cap Fund(R)/VA --
                                 Service Shares                                        0%      1%      1%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund
                                 -- Class 2 Shares                                     1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II
                                 shares                                                1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I     1%      3%      4%      6%      7%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund
                                 -- Class 2 Shares                                     1%      2%      4%      5%      6%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                  20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio --
                                 Class 1                                              50%     36%     24%     13%      0%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio --
                                 Administrative Class Shares                           5%      4%      3%      0%      0%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century VP Inflation Protection Fund --
Securities                       Class II                                             10%      8%      5%      3%      0%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                          5%      4%      3%      0%      0%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund             10%      8%      5%      4%      0%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                              80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
            Effective after the close of business on July 19, 2019

                                                    Portfolios                      Model A Model B Model C Model D Model E
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio --
                                 Service Class 2                                       1%      2%      3%      4%      5%
                                 ------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock
                                 Portfolio -- Service Class Shares                     1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B             1%      2%      3%      4%      5%
                                 ------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund --
                                 Class 1                                               1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio --
                                 Class 1                                               5%      9%     14%     18%     23%
                                 ------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund(R)/VA -- Service
                                 Shares                                                5%      9%     14%     18%     23%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service
                                 Class 2                                               1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio
                                 -- Class 1                                            1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio
                                 -- Class 1                                            0%      1%      1%      2%      2%
                                 ------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Small Cap Fund(R)/VA --
                                 Service Shares                                        0%      1%      1%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund
                                 -- Class 2 Shares                                     1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II
                                 shares                                                1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I     1%      3%      4%      6%      7%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund
                                 -- Class 2 Shares                                     1%      2%      4%      5%      6%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                  20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio --
                                 Class 1                                              48%     36%     24%     13%      0%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio --
                                 Administrative Class Shares                           5%      4%      3%      0%      0%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century VP Inflation Protection Fund --
Securities                       Class II                                             11%      8%      5%      3%      0%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                          8%      6%      4%      2%      0%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund              8%      6%      4%      2%      0%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                              80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    American Century VP Inflation            JPMorgan Insurance Trust Core Bond
 -- Class B                               Protection Fund -- Class II              Portfolio -- Class 1
AB Growth and Income Portfolio --        American Century VP International Fund   PIMCO VIT Low Duration Portfolio --
 Class B                                  -- Class I                               Administrative Class Shares
American Century VP Income & Growth      American Century VP Ultra(R)/ /Fund --
 Fund -- Class I                          Class I
American Century VP Value Fund --        Deutsche Capital Growth VIP -- Class B
 Class I                                  Shares
Deutsche CROCI(R) U.S. VIP -- Class B    Deutsche Small Mid Cap Value VIP --
 Shares                                   Class B Shares
The Dreyfus Sustainable U.S. Equity      Dreyfus Investment Portfolios -- MidCap
 Portfolio, Inc. Initial Shares           Stock Portfolio -- Initial Shares
Fidelity(R)/ /VIP Contrafund(R)/         Eaton Vance VT Floating-Rate Income Fund
 /Portfolio -- Service Class 2           Fidelity(R) VIP Mid Cap Portfolio --
Fidelity(R)/ /VIP Equity-Income           Service Class 2
 Portfolio -- Service Class 2            Invesco V.I. Global Real Estate Fund --
Franklin Templeton VIP Franklin Large     Series II shares
 Cap Growth VIP Fund -- Class 2 Shares   MFS(R)/ /VIT Strategic Income Series --
Franklin Templeton VIP Franklin Mutual    Service Class Shares
 Shares VIP Fund -- Class 2 Shares       Oppenheimer Main Street Small Cap
Franklin Templeton VIP Templeton          Fund(R)/VA -- Service Shares
 Foreign VIP Fund -- Class 2 Shares      PIMCO VIT High Yield Portfolio --
Franklin Templeton VIP Templeton Growth   Administrative Class Shares
 VIP Fund -- Class 2 Shares
Invesco V.I. American Franchise Fund --
 Series I shares
JPMorgan Insurance Trust U.S. Equity
 Portfolio -- Class 1
MFS(R)/ /VIT Total Return Series --
 Service Class Shares
Oppenheimer Capital Appreciation
 Fund/VA -- Service Shares
Oppenheimer Main Street Fund(R)/VA --
 Service Shares
State Street Total Return V.I.S. Fund
 -- Class 3 Shares